Average Annual Total Returns - Investor - Vanguard Extended Market Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	32.04%	15.90%	13.07%	31.60%	15.46%	12.69%	19.08%	12.67%	10.81%	32.17%	15.93%	13.12%	20.79%	15.36%	13.74%